Accrued Expenses and Other Current Liabilities - Warranty expense activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Balance, beginning of period	$ 1,116	$ 1,826	$ 876
Warranty provision charged to operations	296	58	2,498
Warranty claims	(539)	(768)	(1,548)
Balance, end of period	$ 873	$ 1,116	$ 1,826